CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) shares in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Income Statement [Abstract]
Revenues, net	$ 780,600,000	$ 773,400,000	$ 698,100,000
Cost of revenues	523,900,000	519,500,000	444,600,000
Gross margin	256,700,000	253,900,000	253,500,000
Operating expenses:
Research and development	78,100,000	83,000,000.0	67,300,000
Selling, general and administrative	128,100,000	123,400,000	102,500,000
Impairment of intangible assets	4,800,000	3,000,000.0	0
Total operating expenses	211,000,000.0	209,400,000	169,800,000
Operating earnings	45,700,000	44,500,000	83,700,000
Interest income	100,000	200,000	200,000
Interest expense	(21,100,000)	(21,700,000)	(12,300,000)
Other (expense) income, net	(3,200,000)	2,700,000	3,200,000
Interest and other expenses, net	(24,200,000)	(18,800,000)	(8,900,000)
Earnings before taxes	21,500,000	25,700,000	74,800,000
Taxes (benefit) on earnings	5,700,000	(2,600,000)	22,800,000
Net earnings	15,800,000	28,300,000	52,000,000.0
Less: Net earnings attributable to noncontrolling interests	300,000	800,000	400,000
Net earnings attributable to Varex	$ 15,500,000	$ 27,500,000	$ 51,600,000
Net earnings per common share attributable to Varex
Basic (in USD per share)	$ 0.41	$ 0.73	$ 1.37
Diluted (in USD per share)	$ 0.40	$ 0.72	$ 1.36
Weighted average common shares outstanding
Basic (in shares)	38.2	37.9	37.6
Diluted (in shares)	38.6	38.4	38.0